Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables, gross	R$ 647,321	R$ 539,445
(-) Allowance for doubtful accounts	(61,398)	(44,046)
Trade receivables, net	585,923	495,399
Current	546,438	452,831
Non-current	39,485	42,568
Tuition Fees [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	461,066	356,074
Educational Content [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	49,135	50,913
F I E S [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	62,971	62,325
Educational Credits [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	29,391	27,535
Mobile App Subscription [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	29,091	27,675
Others [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	R$ 15,667	R$ 14,923